Cover page Entity listing	Oct. 09, 2026
Series G Preferred Stock, Depository Share [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series G, without par value per share
Trading Symbol	STT.PRG
Security Exchange Name	NYSE
Common Stock [Member]
Class of Stock [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	STT
Security Exchange Name	NYSE